Investment Property - Summary of Investment Property (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure of detailed information about investment property [line items]
Beginning balance	¥ 4,756
Charge for the year	355	$ 50	¥ 348	¥ 355
Ending balance	4,103	577	4,756
Consolidated statements of profit or loss:
Rental income from investment property - Minimum lease payments	154	22	176
Direct operating expenses (including repairs and maintenance) arising from the rental generating property	(720)	(101)	(118)
Fair value [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	11,686
Ending balance	11,453	1,612	11,686
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	32,389	4,560	31,810
Translation difference	1,258	177	579
Ending balance	33,647	4,737	32,389	31,810
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(27,633)	(3,890)	(26,724)
Charge for the year	355	50	348
Translation difference	1,556	220	561
Ending balance	¥ (29,544)	$ (4,160)	¥ (27,633)	¥ (26,724)